Disclosure of detailed information about research and development expenses (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Research and development expense	$ 37,135	$ 29,789
Research and development programs, excluding the below items [Member]
Statement [Line Items]
Research and development expense	22,831	16,084
Salaries, fees and short-term benefits [Member]
Statement [Line Items]
Research and development expense	7,969	6,256
Share-based compensation [Member]
Statement [Line Items]
Research and development expense	2,911	3,192
Amortization of intangible assets [Member]
Statement [Line Items]
Research and development expense	3,860	3,684
Change in fair value of contingent consideration [Member]
Statement [Line Items]
Research and development expense	(1,158)	209
Depreciation of property and equipment [Member]
Statement [Line Items]
Research and development expense	849	604
Tax credits [Member]
Statement [Line Items]
Research and development expense	$ (127)	$ (240)